Income Taxes - Schedule of Components of the (Benefit from) Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
US Federal			$ (256)	$ 0
US States			1	1
Foreign			427	(492)
Total current			172	(491)
Deferred:
US Federal			0	0
US States			0	0
Foreign			(1,124)	(107)
Total deferred	$ (10)	$ (23)	(1,124)	(107)
Provision for income taxes	$ 162	$ 162	$ (952)	$ (598)